PROPERTY, PLANT AND EQUIPMENT AND GOODWILL (Details) $ in Millions			6 Months Ended
	May 30, 2024 USD ($)	Jan. 01, 2024 USD ($)	Jun. 30, 2024 USD ($) blastFurnace	Dec. 31, 2023 USD ($)
Disclosure of information for cash-generating units [line items]
Property, plant and equipment and biological assets			$ 33,142	$ 33,656
Increase in non-controlling interests in Finocas NV (note 6)			68
Non-controlling interests
Disclosure of information for cash-generating units [line items]
Increase in non-controlling interests in Finocas NV (note 6)	$ 68		68
ACIS | Reclassification adjustment one
Disclosure of information for cash-generating units [line items]
Increase (decrease) in goodwill		$ (242)
ACIS | Reclassification adjustment two
Disclosure of information for cash-generating units [line items]
Increase (decrease) in goodwill		(174)
Ukraine
Disclosure of information for cash-generating units [line items]
Property, plant and equipment and biological assets			$ 600
Operational blast furnaces | blastFurnace			2
Total blast furnaces | blastFurnace			3
Ukraine mining operations capacity			74.00%
Ukraine steel capacity			47.00%
Ukraine | ArcelorMittal Kryvyi Rih
Disclosure of information for cash-generating units [line items]
Increase (decrease) in goodwill		242
South Africa | ArcelorMittal South Africa Ltd. (AMSA)
Disclosure of information for cash-generating units [line items]
Increase (decrease) in goodwill		$ 174